Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	Pay Versus Performance Table

					Value of Initial Fixed $100 Investment Based On
Year(1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Total Shareholders Return(3) ($)	Peer Group Total Shareholders Return(4) ($)	Net Income (Loss) ($m)	Revenue ($m)
2025	5,147,053	(16,027,040)	3,264,418	(6,131,900)	147	151	48	751
2024	27,381,184	85,738,459	4,264,187	34,884,096	200	131	(89)	878
2023	12,404,570	24,919,916	8,309,407	20,385,231	101	100	(112)	649
2022	6,756,430	(9,469,511)	5,840,831	(5,872,028)	79	89	(32)	632

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	NEOs included in these columns reflect the following individuals:

Year	PEO	Non-PEO NEOs
2025	Andrew Bednar	Alexandra Gottschalk, Dietrich Becker, Peter A. Weinberg
2024	Andrew Bednar	Alexandra Gottschalk, Dietrich Becker, Peter A. Weinberg
2023	Andrew Bednar	Dietrich Becker, Peter A. Weinberg
2022	Peter A. Weinberg	Andrew Bednar, Dietrich Becker

Peer Group Issuers, Footnote	Peer Group Total Shareholder Return represents the cumulative return on a fixed investment of $100 in the S&P 500 Financials Total Return
Index for the period beginning on the last trading day of the fiscal year ended December 31, 2021 through the end of the applicable fiscal year,
	assuming reinvestment of dividends.
PEO Total Compensation Amount	$ 5,147,053	$ 27,381,184	$ 12,404,570	$ 6,756,430
PEO Actually Paid Compensation Amount	$ (16,027,040)	85,738,459	24,919,916	(9,469,511)
Adjustment To PEO Compensation, Footnote	Amounts in this column are calculated in accordance with Item 402(v) of Regulation S-K. The following table details the adjustments prescribed by Item 402(v) to the "Summary Compensation Table" totals to determine the "Compensation Actually Paid" ("CAP") amounts. For the avoidance of doubt, no equity awards were cancelled due to a failure to meet vesting conditions during the years identified. In addition, all amounts presented below for "Non-PEO NEOs" are averages of the non-PEO NEO group.

Year	Executive(s)	Summary Compensation Table Total ($)	Deduct: All Stock Awards ($)	Add: Year- end Value of Unvested Equity Awards Granted During Year(a) ($)	Add: Increase/ (Decrease) in Value of Unvested Equity Awards Granted in Prior Years(a) ($)	Add: Value of Equity Awards Granted and Vested During Year(a) ($)	Add: Increase/ (Decrease) in Value of Equity Awards Granted in Prior Years Which Vested During Year(a) ($)	Add: Dividends ($)	Total Compensation Actually Paid ($)
2025	PEO	5,147,053	(3,636,553)	2,640,049	(20,433,114)	—	(290,474)	545,999	(16,027,040)
	Non-PEO NEOs	3,264,418	(1,501,076)	1,089,744	(8,695,638)	—	(543,539)	254,190	(6,131,900)
2024	PEO	27,381,184	(3,975,184)	5,376,778	38,909,664	17,733	15,763,698	2,264,586	85,738,459
	Non-PEO NEOs	4,264,187	(1,257,558)	1,225,122	18,362,795	15,443	11,092,522	1,181,585	34,884,096
2023	PEO	12,404,570	(7,048,070)	10,327,296	8,637,387	—	31,006	567,727	24,919,916
	Non-PEO NEOs	8,309,407	(6,201,268)	1,613,533	15,325,545	23,818	35,097	1,279,099	20,385,231
2022	PEO	6,756,430	(3,555,680)	3,647,391	(18,333,968)	—	—	2,016,316	(9,469,511)
	Non-PEO NEOs	5,840,831	(2,803,780)	2,827,765	(13,231,843)	—	—	1,495,000	(5,872,028)
(a)For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with ASC
718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.
The fair value of performance awards was estimated at each valuation date using a Monte Carlo simulation and the key assumptions as described in Note 12—Equity-Based Compensation to our financial statements for the fiscal year ended December 31, 2025 included in the Company’s Annual Report on Form 10-K filed with the SEC. The assumptions used were not materially changed from those described in Note 12—Equity-Based Compensation but were updated at each valuation date to reflect the then-current value of each variable.

Non-PEO NEO Average Total Compensation Amount	$ 3,264,418	4,264,187	8,309,407	5,840,831
Non-PEO NEO Average Compensation Actually Paid Amount	$ (6,131,900)	34,884,096	20,385,231	(5,872,028)
Adjustment to Non-PEO NEO Compensation Footnote	Amounts in this column are calculated in accordance with Item 402(v) of Regulation S-K. The following table details the adjustments prescribed by Item 402(v) to the "Summary Compensation Table" totals to determine the "Compensation Actually Paid" ("CAP") amounts. For the avoidance of doubt, no equity awards were cancelled due to a failure to meet vesting conditions during the years identified. In addition, all amounts presented below for "Non-PEO NEOs" are averages of the non-PEO NEO group.

Year	Executive(s)	Summary Compensation Table Total ($)	Deduct: All Stock Awards ($)	Add: Year- end Value of Unvested Equity Awards Granted During Year(a) ($)	Add: Increase/ (Decrease) in Value of Unvested Equity Awards Granted in Prior Years(a) ($)	Add: Value of Equity Awards Granted and Vested During Year(a) ($)	Add: Increase/ (Decrease) in Value of Equity Awards Granted in Prior Years Which Vested During Year(a) ($)	Add: Dividends ($)	Total Compensation Actually Paid ($)
2025	PEO	5,147,053	(3,636,553)	2,640,049	(20,433,114)	—	(290,474)	545,999	(16,027,040)
	Non-PEO NEOs	3,264,418	(1,501,076)	1,089,744	(8,695,638)	—	(543,539)	254,190	(6,131,900)
2024	PEO	27,381,184	(3,975,184)	5,376,778	38,909,664	17,733	15,763,698	2,264,586	85,738,459
	Non-PEO NEOs	4,264,187	(1,257,558)	1,225,122	18,362,795	15,443	11,092,522	1,181,585	34,884,096
2023	PEO	12,404,570	(7,048,070)	10,327,296	8,637,387	—	31,006	567,727	24,919,916
	Non-PEO NEOs	8,309,407	(6,201,268)	1,613,533	15,325,545	23,818	35,097	1,279,099	20,385,231
2022	PEO	6,756,430	(3,555,680)	3,647,391	(18,333,968)	—	—	2,016,316	(9,469,511)
	Non-PEO NEOs	5,840,831	(2,803,780)	2,827,765	(13,231,843)	—	—	1,495,000	(5,872,028)
(a)For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with ASC
718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.
The fair value of performance awards was estimated at each valuation date using a Monte Carlo simulation and the key assumptions as described in Note 12—Equity-Based Compensation to our financial statements for the fiscal year ended December 31, 2025 included in the Company’s Annual Report on Form 10-K filed with the SEC. The assumptions used were not materially changed from those described in Note 12—Equity-Based Compensation but were updated at each valuation date to reflect the then-current value of each variable.

Compensation Actually Paid vs. Total Shareholder Return	The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO
NEOs against the Company’s TSR, as well as the relationship between our TSR and the TSR of our peer group:

Compensation Actually Paid vs. Net Income	When determining the annual compensation of our NEOs, our Compensation Committee considers company-wide financial performance, including net income (loss), but is not focused solely on net income (loss). Any correlation (or lack thereof) between net income (loss) and the CAP for our PEO and the average CAP for our Non-PEO NEOs is not by design. For the period from 2022 through 2025, the changes in CAP for our PEO and the average CAP for our Non-PEO
NEOs were only loosely correlated with the changes in the Company’s net income (loss) for such period.

Compensation Actually Paid vs. Company Selected Measure	The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s revenue:
Total Shareholder Return Vs Peer Group	The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO
NEOs against the Company’s TSR, as well as the relationship between our TSR and the TSR of our peer group:

Tabular List, Table	The following is an unranked list of the financial performance measures we consider most important in linking company performance and compensation actually paid to our NEOs for the most recently completed fiscal year. Further information on our performance measures is described in our Compensation Discussion & Analysis (CD&A) above. For a reconciliation of adjusted net income and adjusted operating margin with GAAP, please see Appendix A, "GAAP
Reconciliation of Adjusted Results (Unaudited)".
•Revenue
•Adjusted Net Income
•Adjusted Operating Margin
•TSR

Total Shareholder Return Amount	$ 147	200	101	79
Peer Group Total Shareholder Return Amount	151	131	100	89
Net Income (Loss)	$ 48,000,000	$ (89,000,000)	$ (112,000,000)	$ (32,000,000)
Company Selected Measure Amount	751,000,000	878,000,000	649,000,000	632,000,000
PEO Name	Andrew Bednar	Andrew Bednar	Andrew Bednar	Peter A. Weinberg
Additional 402(v) Disclosure	Total Shareholder Return (TSR) represents the cumulative return on a fixed investment of $100 in the Company’s common stock, for the period beginning on the last trading day of the fiscal year ended December 31, 2021 through the end of the applicable fiscal year, assuming
	reinvestment of dividends.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Operating Margin
Measure:: 4
Pay vs Performance Disclosure
Name	TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,636,553)	$ (3,975,184)	$ (7,048,070)	$ (3,555,680)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,640,049	5,376,778	10,327,296	3,647,391
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,433,114)	38,909,664	8,637,387	(18,333,968)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	17,733	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(290,474)	15,763,698	31,006	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	545,999	2,264,586	567,727	2,016,316
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,501,076)	(1,257,558)	(6,201,268)	(2,803,780)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,089,744	1,225,122	1,613,533	2,827,765
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,695,638)	18,362,795	15,325,545	(13,231,843)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	15,443	23,818	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(543,539)	11,092,522	35,097	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 254,190	$ 1,181,585	$ 1,279,099	$ 1,495,000